Net Loss Per Share of Common Stock (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share Basic and Diluted

The following table presents the calculation of basic and diluted net loss per share:

	December 31, 2015	December 31, 2014
Numerator:
Net loss	$(185,080)	$(5,196)
Denominator:
Basic weighted-average common shares	612,047,053	307,005,057

Diluted weighted-average common shares	612,047,053	307,005,057

Basic net loss per share	(0.30)	$(0.02)
Diluted net loss per share	(0.30)	(0.02)